Business Combinations and Divestments - Cost, FV of Assets, Goodwill and Other (Details) € / shares in Units, Ft in Thousands, $ in Thousands, $ in Thousands												1 Months Ended		4 Months Ended	12 Months Ended
	Jul. 01, 2024 USD ($)	Jul. 01, 2024 EUR (€)	Apr. 01, 2024 USD ($)	Oct. 09, 2023 EUR (€)	Jul. 07, 2023 EUR (€)	Jun. 15, 2022 USD ($)	Jun. 15, 2022 EUR (€)	Apr. 25, 2022 EUR (€) € / shares shares	Mar. 10, 2022 EUR (€)	Jan. 01, 2022 EUR (€)	Feb. 01, 2021 EUR (€) item	Jul. 31, 2022 EUR (€)	Jan. 31, 2016	Jul. 31, 2024 Center	Dec. 31, 2024 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2016 EUR (€)	Oct. 31, 2024 EUR (€)	Jul. 01, 2024 EUR (€)	Jul. 07, 2023 CAD ($)	Oct. 09, 2022 EUR (€)	Jul. 31, 2022 USD ($)	Jul. 31, 2022 EUR (€)	Jun. 15, 2022 EUR (€)	Mar. 10, 2022 USD ($)	Mar. 10, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 CAD ($)	Feb. 01, 2021 HUF (Ft) item	Mar. 30, 2020
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Fair value of net assets acquired						$ 88,193																		€ 83,366,000
Other non-current assets						79																		75,000
Other disclosures:
Property, plant and equipment						$ 2,739																		2,589,000
Biotest AG
Other disclosures:
Number of new plasma donation centers opened															2
Number of plasma donation centers owned															28
Grifols Innovation and New Technologies Limited
Other disclosures:
Percentage of interest				100.00%
Albajuna Therapeutics, S.L.
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Capital Investment of Grifols																	€ 3,750,000
Other disclosures:
Percentage of shareholding													49.00%				30.00%
Access Biologicals Inc.
Other disclosures:
Percentage of interest						100.00%	100.00%
Goetech, LLC
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Consideration for sale of interest																						$ 91,635	€ 90,002,000
Income recognized as result of divestment												€ 23,106,000
Grifols Canada Plasma, Inc.
Other disclosures:
Percentage of interest					100.00%
VCN Bioscience S.L
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Consideration for sale of interest																									$ 7,700	€ 6,901,000
Income recognized as result of divestment									€ 7,557,000
Acquisition of plasma centers from ImmunoTek GH, LLC.
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Number of plasma centers acquired | Center														14
Fair value of net assets acquired															€ 0
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	$ 265,858																		€ 245,798,000
Adjustments from the acquisition	(13,092)	€ (12,377,000)
Goodwill, net of adjustments	252,766																		233,421,000
Consideration	$ 265,858																		€ 245,798,000
7 plasma centers acquired April, 2024
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Number of plasma centers acquired			7
Consideration | $			$ 134,902
7 plasma centers acquired July 1, 2024
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Number of plasma centers acquired	7	7
Consideration | $	$ 130,956
Saskatoon plasma center Inc
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Fair value of net assets acquired					€ 160,000															$ 231
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)					7,858,000															11,327
Consideration					8,018,000															11,558
Other disclosures:
Property, plant and equipment					96,000															138
Albajuna Therapeutics, S.L
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Consideration				€ 1
Percentage of interest acquired				51.00%
Other disclosures:
Ownership interest acquired (as a percent)				51.00%
AlbaJuna Therapeutics, S.L (Spain)
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Fair value of net assets acquired				€ (1,794,000)
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)				€ 1,794,000
Consideration																					€ 1
Prometic Plasma Resources, Inc.
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Fair value of net assets acquired																											€ 4,933,000	$ 7,075
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)																											2,824,000	4,052
Consideration					€ 8,018,000															$ 11,558							7,757,000	11,127
Consolidated results																€ 3,933,000
Other disclosures:
Property, plant and equipment																											€ 36,000	$ 51
Haema Plasma Kft.
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Fair value of net assets acquired											€ 2,209,000																		Ft 812,371
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)											14,739,000																		5,416,425
Call option price											16,948,000																		Ft 6,228,796
Consideration											€ 35,000,000							€ 35,000,000
Percentage of interest acquired											100.00%							100.00%											100.00%
Exercisable term of options											12 months
Expiration term of options											48 months
Number of times of which option price set at EBITDA minus det debt | item											13																		13
Other non-current assets											€ 302,000																		Ft 110,810
Other disclosures:
Property, plant and equipment											€ 1,301,000																		Ft 478,222
Ownership interest acquired (as a percent)											100.00%							100.00%											100.00%
Biotest AG
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Consideration paid								€ 1,460,853,000
Fair value of net assets acquired								1,157,229,000
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)								303,624,000
Total consideration transferred to main previous shareholder, acquisition-date fair value								1,090,518,000
Loans to related party held by acquiree								317,876,000
Increase in revenue if business combination occurred at beginning of year										€ 154,846,000
Increase (decrease) in profit (loss) if business combination occurred at beginning of year										€ (15,434,000)
Consideration								€ 1,460,853,000
Percentage of interest acquired								70.18%																						70.18%
Consolidated results																15,605,000
Identifiable intangible assets of research and development project								€ 946,000,000
Identifiable intangible assets of current product portfolio								202,000,000
Identifiable intangible assets of distribution agreements								24,000,000
Transaction costs								23,600,000
Other non-current assets								13,969,000
Other disclosures:
Property, plant and equipment								€ 545,667,000
Ownership interest acquired (as a percent)								70.18%																						70.18%
Biotest AG | Minimum
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Discount rate applied for projected cash flows								8.60%
Biotest AG | Maximum
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Discount rate applied for projected cash flows								11.00%
Biotest AG | Ordinary shares
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Price per share, business combination | € / shares								€ 43
Number of shares acquired in business combination | shares								17,783,776
Biotest AG | Preference shares
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Price per share, business combination | € / shares								€ 37
Number of shares acquired in business combination | shares								214,581
Biotest AG | R&D in progress
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Amortization period, intangible assets								20 years
Biotest AG | Current Product Portfolio
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Amortization period, intangible assets								30 years
Biotest AG | Distribution Agreements
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Amortization period, intangible assets								7 years 6 months
Biotest AG | Grifols Diagnostics Solutions Inc
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Total consideration transferred to other shareholders in voluntary takeover bid, acquisition-date fair value								€ 370,335,000
Biotest AG | Grifols Diagnostics Solutions Inc | Ordinary shares
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Price per share, business combination | € / shares								€ 43
Number of shares acquired through voluntary takeover bid to all shareholders | shares								1,435,657
Biotest AG | Grifols Diagnostics Solutions Inc | Preference shares
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Price per share, business combination | € / shares								€ 37
Number of shares acquired through voluntary takeover bid to all shareholders | shares								8,340,577
Access Biologicals LLC
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Fair value of net assets acquired						$ (88,193)																		(83,366,000)
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)						191,305																		180,834,000
Purchase of the first 49%						51,010																		48,218,000
Purchase of the remaining 51% (present value)						142,544																		134,742,000
Gain on the previously held investment						77,209	€ 72,984,000
Accumulated gain for equity method before acquisition date						8,735	8,256,000
Step-up of the previously held investment						$ 85,944	€ 81,240,000
Amortization period, intangible assets						14 years	14 years
Increase in revenue if business combination occurred at beginning of year																4,402,000
Increase (decrease) in profit (loss) if business combination occurred at beginning of year																1,819,000
Consideration						$ 193,554																		€ 182,960,000
Percentage of interest acquired						51.00%																		51.00%
Consolidated results																€ 9,479,000
Transaction costs							€ 486,000
Other disclosures:
Percentage of interest						100.00%	100.00%
Ownership interest acquired (as a percent)						51.00%																		51.00%
Gain on the previously held investment						$ 77,209	€ 72,984,000
Access Biologicals LLC | Customer-related intangible assets
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Amortization period, intangible assets															14 years
Discount rate applied for projected cash flows						8.10%																		8.10%